Net Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Net Revenues Disclosure [Abstract]
Schedule of Net Revenues

The components of net revenues for nine months ended December 31, 2017, the years ended December 31, 2018 and 2019, are as follows:

	Nine months ended December 31	Twelve months ended December 31	Twelve months ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Portfolio training services	—	—	63,828,907
Educational travel services	—	—	10,456,269
Overseas study counselling services	—	—	8,091,551
Other educational services	—	—	9,045,411
K12 education assessment and other services	5,185,822	1,338,592	6,348,029
Net Revenues	5,185,822	1,338,592	97,770,167